Other Results of Operations Information - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 29, 2019	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Jul. 01, 2019	Jun. 30, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distributions from associated companies			$ 115,381	$ 64,493	$ 467,157
Taxes other than income or payroll			$ 53,600	$ 49,300	41,300
Proceeds from sale of investments classified as available-for-sale					900,000
HomeFed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on revaluation of our interest in HomeFed					72,100
HomeFed
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage						70.00%	70.00%
Disposal group, disposed of by sale, not discontinued operations | National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold	31.00%	31.00%
Proceeds from sale of associated companies, including distributions	$ 970,000
Proceeds from sale of associated companies	790,600
Distributions from associated companies	$ 179,400
Gain on sale of National Beef					$ 205,000